Quarterly Holdings Report
for

Fidelity Freedom® 2035 Fund

December 31, 2020

F35-QTLY-0221
1.811348.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 3/11/21 to 4/1/21 (a)
(Cost $3,469,491)	3,470,000	3,469,476
	Shares	Value

Domestic Equity Funds - 45.8%
Fidelity Series All-Sector Equity Fund (b)	41,902,140	$481,036,564
Fidelity Series Blue Chip Growth Fund (b)	44,570,512	747,447,493
Fidelity Series Commodity Strategy Fund (b)	150,569,458	691,113,813
Fidelity Series Growth Company Fund (b)	83,705,270	1,905,968,991
Fidelity Series Intrinsic Opportunities Fund (b)	106,855,366	1,971,481,511
Fidelity Series Large Cap Stock Fund (b)	104,250,333	1,714,917,983
Fidelity Series Large Cap Value Index Fund (b)	47,805,301	631,508,032
Fidelity Series Opportunistic Insights Fund (b)	48,616,380	984,481,693
Fidelity Series Small Cap Discovery Fund (b)	17,195,665	213,570,157
Fidelity Series Small Cap Opportunities Fund (b)	45,979,963	737,058,808
Fidelity Series Stock Selector Large Cap Value Fund (b)	114,424,343	1,457,766,125
Fidelity Series Value Discovery Fund (b)	77,989,045	1,117,583,022
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,366,602,645)		12,653,934,192

International Equity Funds - 37.5%
Fidelity Series Canada Fund (b)	48,808,195	563,734,652
Fidelity Series Emerging Markets Fund (b)	35,916,731	407,295,726
Fidelity Series Emerging Markets Opportunities Fund (b)	147,954,571	3,692,946,088
Fidelity Series International Growth Fund (b)	97,747,185	1,737,944,954
Fidelity Series International Small Cap Fund (b)	26,184,414	537,566,017
Fidelity Series International Value Fund (b)	169,464,618	1,709,897,992
Fidelity Series Overseas Fund (b)	137,643,031	1,706,773,587
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,780,136,419)		10,356,159,016

Bond Funds - 15.4%
Fidelity Series Emerging Markets Debt Fund (b)	15,330,377	146,251,792
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,769,164	51,602,353
Fidelity Series Floating Rate High Income Fund (b)	3,002,400	27,291,815
Fidelity Series High Income Fund (b)	18,177,104	171,955,404
Fidelity Series Inflation-Protected Bond Index Fund (b)	50,066,721	537,215,913
Fidelity Series International Credit Fund (b)	1,183,563	12,107,845
Fidelity Series Investment Grade Bond Fund (b)	218,936,089	2,609,718,177
Fidelity Series Long-Term Treasury Bond Index Fund (b)	66,164,024	606,724,098
Fidelity Series Real Estate Income Fund (b)	9,761,191	102,492,504
TOTAL BOND FUNDS
(Cost $4,157,209,327)		4,265,359,901

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 0.11% (c)	35,894,103	35,901,281
Fidelity Series Government Money Market Fund 0.13% (b)(d)	266,403,220	266,403,220
Fidelity Series Short-Term Credit Fund (b)	4,000,853	40,968,732
TOTAL SHORT-TERM FUNDS
(Cost $341,900,368)		343,273,233
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,649,318,250)		27,622,195,818
NET OTHER ASSETS (LIABILITIES) - 0.0%		(299,286)
NET ASSETS - 100%		$27,621,896,532

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	88	March 2021	$16,494,720	$(3,911)	$(3,911)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	645	March 2021	68,718,300	43,832	43,832
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	401	March 2021	25,828,410	(737,574)	(737,574)
TOTAL FUTURES CONTRACTS					$(697,653)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,469,476.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,696
Total	$48,696

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$349,648,749	$38,587,443	$62,452,163	$32,436,759	$(7,434,658)	$162,687,193	$481,036,564
Fidelity Series Blue Chip Growth Fund	633,808,007	253,194,800	372,413,365	243,471,297	136,940,774	95,917,277	747,447,493
Fidelity Series Canada Fund	346,122,519	112,529,524	49,303,409	11,712,930	(1,300,684)	155,686,702	563,734,652
Fidelity Series Commodity Strategy Fund	644,799,085	68,378,712	159,217,475	2,870,626	(50,121,005)	187,274,496	691,113,813
Fidelity Series Emerging Markets Debt Fund	123,242,762	8,841,501	8,313,174	5,287,219	(300,885)	22,781,588	146,251,792
Fidelity Series Emerging Markets Debt Local Currency Fund	--	48,390,680	199,929	296,265	1,545	3,410,057	51,602,353
Fidelity Series Emerging Markets Fund	212,833,728	74,165,614	29,350,436	5,563,764	701,849	148,944,971	407,295,726
Fidelity Series Emerging Markets Opportunities Fund	2,000,663,934	624,969,323	285,019,953	107,502,273	18,955,247	1,333,377,537	3,692,946,088
Fidelity Series Floating Rate High Income Fund	24,399,593	1,753,806	2,011,255	892,552	(47,484)	3,197,155	27,291,815
Fidelity Series Government Money Market Fund 0.13%	578,212,175	194,331,822	506,140,777	548,216	--	--	266,403,220
Fidelity Series Growth Company Fund	1,320,805,016	493,727,470	512,357,330	470,669,692	246,175,939	357,617,896	1,905,968,991
Fidelity Series High Income Fund	148,793,218	11,300,522	10,056,330	7,002,392	(181,428)	22,099,422	171,955,404
Fidelity Series Inflation-Protected Bond Index Fund	408,458,648	156,313,688	54,457,794	6,887,134	273,657	26,627,714	537,215,913
Fidelity Series International Credit Fund	10,600,125	759,371	--	759,371	--	683,317	12,107,845
Fidelity Series International Growth Fund	1,518,337,992	337,422,851	433,971,537	239,753,080	86,372,963	229,782,685	1,737,944,954
Fidelity Series International Small Cap Fund	360,973,191	16,950,285	28,384,638	4,277,991	581,502	187,445,677	537,566,017
Fidelity Series International Value Fund	1,344,248,001	131,449,206	296,067,222	46,742,480	(36,128,212)	566,396,219	1,709,897,992
Fidelity Series Intrinsic Opportunities Fund	1,447,923,507	108,291,918	218,159,221	81,511,029	(6,356,527)	639,781,834	1,971,481,511
Fidelity Series Investment Grade Bond Fund	1,615,012,011	1,174,711,844	225,577,318	118,730,685	(1,833,611)	47,405,251	2,609,718,177
Fidelity Series Large Cap Stock Fund	1,276,467,283	142,784,278	176,902,403	90,505,503	4,749,776	467,819,049	1,714,917,983
Fidelity Series Large Cap Value Index Fund	350,723,921	160,819,914	26,668,671	12,428,733	(1,488,440)	148,121,308	631,508,032
Fidelity Series Long-Term Treasury Bond Index Fund	467,880,223	267,540,253	45,684,930	63,511,321	1,344,233	(84,355,681)	606,724,098
Fidelity Series Opportunistic Insights Fund	717,817,047	186,133,554	152,510,862	117,329,542	45,726,351	187,315,603	984,481,693
Fidelity Series Overseas Fund	1,236,233,166	122,426,764	183,546,876	18,771,013	(6,958,882)	538,619,415	1,706,773,587
Fidelity Series Real Estate Income Fund	80,430,397	8,670,933	6,301,956	5,962,658	(447,404)	20,140,534	102,492,504
Fidelity Series Short-Term Credit Fund	38,699,571	912,988	59,035	751,809	(253)	1,415,461	40,968,732
Fidelity Series Small Cap Discovery Fund	142,603,303	8,508,054	28,067,698	5,688,591	1,348,868	89,177,630	213,570,157
Fidelity Series Small Cap Opportunities Fund	498,073,814	29,373,533	70,076,728	14,751,524	2,099,096	277,589,093	737,058,808
Fidelity Series Stock Selector Large Cap Value Fund	936,560,982	207,450,132	95,186,462	30,321,616	(2,349,675)	411,291,148	1,457,766,125
Fidelity Series Value Discovery Fund	697,006,295	159,237,076	58,526,424	22,735,796	(1,362,117)	321,228,192	1,117,583,022
	19,531,378,263	5,149,927,859	4,096,985,371	1,769,673,861	428,960,535	6,569,478,743	27,582,825,061

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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